Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 831,849	$ 754,543
Accumulated benefit obligation	752,659	688,017
Fair value of plan assets	$ 596,207	$ 546,512